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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21823

                         Pioneer Series Trust V
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
	Pioneer Global Equity Fund
	Schedule of Investments 11/30/2013

Shares		Value
	COMMON STOCKS - 98.2%
	Energy - 6.0%
	Oil & Gas Equipment & Services - 0.4%
12,067	Halliburton Co.	$635,690
	Integrated Oil & Gas - 2.8%
199,839	BP Plc	$1,573,502
21,500	Occidental Petroleum Corp.	2,041,640
12,700	Total SA	768,408
		$4,383,550
	Oil & Gas Exploration & Production - 2.8%
23,500	Apache Corp.	$2,150,015
724,400	CNOOC, Ltd.	1,482,958
5,500	EOG Resources, Inc.	907,500
		$4,540,473
	Total Energy	$9,559,713
	Materials - 3.0%
	Commodity Chemicals - 1.5%
29,900	LyondellBasell Industries NV	$2,307,682
	Fertilizers & Agricultural Chemicals - 0.2%
3,500	Monsanto Co.	$396,655
	Specialty Chemicals - 0.6%
9,600	WR Grace & Co. *	$921,888
	Diversified Metals & Mining - 0.3%
8,900	Rio Tinto, Ltd.	$534,663
	Steel - 0.4%
41,500	Vale SA (A.D.R.)	$582,245
	Total Materials	$4,743,133
	Capital Goods - 8.7%
	Aerospace & Defense - 0.8%
11,127	United Technologies Corp.	$1,233,539
	Electrical Components & Equipment - 1.5%
26,700	Eaton Corp Plc	$1,940,022
55,000	Hitachi, Ltd.	404,666
		$2,344,688
	Heavy Electrical Equipment - 0.6%
36,300	ABB, Ltd.	$927,891
	Industrial Conglomerates - 3.0%
25,362	3M Co.	$3,386,081
41,800	Koninklijke Philips NV	1,491,931
		$4,878,012
	Construction & Farm Machinery & Heavy Trucks - 1.0%
6,732,000	Nam Cheong, Ltd.	$1,555,930
	Industrial Machinery - 1.8%
39,700	Ingersoll-Rand Plc	$2,835,374
	Total Capital Goods	$13,775,434
	Commercial Services & Supplies - 1.1%
	Human Resource & Employment Services - 1.1%
16,100	Towers Watson & Co.	$1,812,860
	Total Commercial Services & Supplies	$1,812,860
	Transportation - 0.5%
	Airlines - 0.5%
32,354	US Airways Group, Inc. *	$759,672
	Total Transportation	$759,672
	Automobiles & Components - 4.1%
	Tires & Rubber - 1.0%
43,800	Bridgestone Corp.	$1,606,297
	Automobile Manufacturers - 3.1%
14,400	Daimler AG	$1,192,820
50,400	Honda Motor Co., Ltd.	2,134,031
350,000	Mazda Motor Corp.	1,612,493
		$4,939,344
	Total Automobiles & Components	$6,545,641
	Consumer Durables & Apparel - 2.4%
	Homebuilding - 1.0%
106,300	West Holdings Corp.	$1,502,681
	Leisure Products - 0.2%
14,700	Sega Sammy Holdings, Inc.	$387,870
	Apparel, Accessories & Luxury Goods - 1.2%
4,500	Christian Dior SA	$875,616
9,600	Cie Financiere Richemont SA	971,778
		$1,847,394
	Total Consumer Durables & Apparel	$3,737,945
	Consumer Services - 1.5%
	Casinos & Gaming - 0.6%
25,900	Grand Korea Leisure Co., Ltd.	$985,200
	Restaurants - 0.9%
162,300	Domino's Pizza Group Plc	$1,457,103
	Total Consumer Services	$2,442,303
	Media - 1.0%
	Broadcasting - 0.3%
18,300	Fuji Media Holdings, Inc.	$373,387
	Movies & Entertainment - 0.7%
14,200	Viacom, Inc. (Class B)	$1,138,414
	Total Media	$1,511,801
	Retailing - 2.7%
	Department Stores - 1.3%
38,900	Macy's, Inc.	$2,071,814
	Apparel Retail - 0.9%
17,707	Ross Stores, Inc.	$1,353,877
	Specialty Stores - 0.5%
14,123	Dick's Sporting Goods, Inc. *	$798,232
	Total Retailing	$4,223,923
	Food & Staples Retailing - 2.8%
	Drug Retail - 2.4%
27,900	CVS Caremark Corp.	$1,868,184
31,100	Walgreen Co.	1,841,120
		$3,709,304
	Food Retail - 0.4%
2,500	Magnit OJSC	$693,870
	Total Food & Staples Retailing	$4,403,174
	Food, Beverage & Tobacco - 5.6%
	Brewers - 0.8%
23,300	Molson Coors Brewing Co. (Class B)	$1,227,211
	Soft Drinks - 2.1%
24,300	Coca-Cola Enterprises, Inc.	$1,019,142
28,000	PepsiCo, Inc.	2,364,880
		$3,384,022
	Packaged Foods & Meats - 1.9%
44,125	Green Mountain Coffee Roasters, Inc. *	$2,973,142
	Tobacco - 0.8%
39,600	Japan Tobacco, Inc.	$1,339,433
	Total Food, Beverage & Tobacco	$8,923,808
	Health Care Equipment & Services - 3.0%
	Health Care Equipment - 1.9%
24,200	Covidien Plc	$1,651,892
24,700	Medtronic, Inc.	1,415,804
		$3,067,696
	Health Care Distributors - 0.6%
14,300	Cardinal Health, Inc.	$923,780
	Health Care Services - 0.5%
11,400	Express Scripts Holding Co. *	$767,790
	Total Health Care Equipment & Services	$4,759,266
	Pharmaceuticals, Biotechnology & Life Sciences - 14.7%
	Biotechnology - 1.7%
12,500	Celgene Corp. *	$2,022,125
22,900	NPS Pharmaceuticals, Inc. *	604,789
		$2,626,914
	Pharmaceuticals - 12.2%
40,261	AstraZeneca Plc	$2,307,900
16,700	Johnson & Johnson	1,580,822
80,079	Novartis AG	6,318,010
94,200	Pfizer, Inc.	2,988,966
5,200	Roche Holding AG	1,446,135
14,700	Salix Pharmaceuticals, Ltd. *	1,246,707
23,000	Shire Plc	1,042,212
39,600	Teva Pharmaceutical Industries, Ltd. (A.D.R.)	1,614,096
7,300	Valeant Pharmaceuticals International, Inc. *	800,299
		$19,345,147
	Life Sciences Tools & Services - 0.8%
12,700	Thermo Fisher Scientific, Inc.	$1,280,795
	Total Pharmaceuticals, Biotechnology & Life Sciences	$23,252,856
	Banks - 9.9%
	Diversified Banks - 8.9%
1,019,766	Abu Dhabi Commercial Bank PJSC	$1,480,514
7,741,300	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	542,608
28,700	Doha Bank QSC	439,869
140,500	HSBC Holdings Plc	1,569,406
243,700	Mitsubishi UFJ Financial Group, Inc.	1,570,475
62,200	Nordea Bank AB	802,401
16,195	Royal Bank of Canada	1,074,936
76,400	Sumitomo Mitsui Financial Group, Inc.	3,784,858
77,552	Swedbank AB	1,977,695
10,169	The Toronto-Dominion Bank	927,355
		$14,170,117
	Regional Banks - 1.0%
20,800	The PNC Financial Services Group, Inc.	$1,600,560
	Total Banks	$15,770,677
	Diversified Financials - 9.3%
	Other Diversified Financial Services - 2.4%
23,467	Citigroup, Inc.	$1,241,874
17,300	Intercorp Financial Services, Inc.	536,300
34,489	JPMorgan Chase & Co.	1,973,461
		$3,751,635
	Consumer Finance - 2.2%
12,800	American Express Co.	$1,098,240
44,492	Discover Financial Services, Inc.	2,371,424
		$3,469,664
	Asset Management & Custody Banks - 0.5%
43,000	Ares Capital Corp.	$790,340
	Investment Banking & Brokerage - 4.2%
242,000	Daiwa Securities Group, Inc.	$2,355,240
108,256	Morgan Stanley Co.	3,388,413
5,763	The Goldman Sachs Group, Inc.	973,601
		$6,717,254
	Total Diversified Financials	$14,728,893
	Insurance - 0.8%
	Multi-line Insurance - 0.8%
7,554	Allianz SE *	$1,308,190
	Total Insurance	$1,308,190
	Real Estate - 0.3%
	Industrial REIT - 0.3%
600,000	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	$521,219
	Total Real Estate	$521,219
	Software & Services - 5.4%
	Internet Software & Services - 1.4%
14,900	eBay, Inc. *	$752,748
38,400	Yahoo!, Inc. *	1,420,032
		$2,172,780
	IT Consulting & Other Services - 1.0%
89,000	Fujitsu, Ltd.	$415,014
16,157	Leidos Holdings, Inc.	785,715
11,228	Science Applications International Corp. *	413,752
		$1,614,481
	Systems Software - 3.0%
124,894	Microsoft Corp.	$4,762,208
	Total Software & Services	$8,549,469
	Technology Hardware & Equipment - 5.2%
	Computer Hardware - 3.4%
9,685	Apple, Inc.	$5,385,538
	Electronic Components - 0.9%
53,000	Hoya Corp.	$1,431,786
	Office Electronics - 0.9%
121,600	Xerox Corp.	$1,383,808
	Total Technology Hardware & Equipment	$8,201,132
	Semiconductors & Semiconductor Equipment - 1.9%
	Semiconductor Equipment - 0.4%
35,600	Teradyne, Inc. *	$606,268
	Semiconductors - 1.5%
1,700	Samsung Electronics Co., Ltd.	$2,398,043
	Total Semiconductors & Semiconductor Equipment	$3,004,311
	Telecommunication Services - 8.3%
	Integrated Telecommunication Services - 5.0%
96,800	Nippon Telegraph & Telephone Corp.	$4,863,370
118,900	Orange SA	1,548,645
350,000	Telecom Corp of New Zealand, Ltd.	654,562
5,000,000	Telekomunikasi Indonesia Persero Tbk PT	907,407
		$7,973,984
	Wireless Telecommunication Services - 3.3%
979,700	Vodafone Group Plc	$3,632,124
42,100	Vodafone Group Plc (A.D.R.)	1,561,489
		$5,193,613
	Total Telecommunication Services	$13,167,597
	TOTAL COMMON STOCKS
	(Cost $133,710,783)	$155,703,017

	TOTAL INVESTMENT IN SECURITIES - 98.2%
	(Cost $133,710,783) (a)	$155,703,017
	OTHER ASSETS & LIABILITIES - 1.8%	$2,841,421
	TOTAL NET ASSETS - 100.0%	$158,544,438

	WRITTEN OPTIONS - (0.1)%
	Food, Beverage & Tobacco - (0.1)%
	Packaged Foods & Meats - (0.1)%
(100)	Green Mountain Coffee Roasters, Inc.	$(27,450)
(140)	Green Mountain Coffee Roasters, Inc.	(84,350)
	Total Purchased Options	$(111,800)
	Software & Services - (0.0)% †
	Internet Software & Services - (0.0)% †
(200)	Yahoo!, Inc.	$(45,900)
	Total Written Options
	(Cost $(176,077))	$(157,700)

*	Non-income producing security.

†	Amount rounds to less than 0.1%.

REIT	Real Estate Investment Trust.

(A.D.R.)	American Depositary Receipts.

(a)	At November 30, 2013, the net unrealized appreciation on investments based on
	cost for federal income tax purposes of $133,767,800 was as follows:

	Aggregate gross unrealized appreciation for all investments in which
	there is an excess of value over tax cost	$24,566,710

	Aggregate gross unrealized depreciation for all investments in which
	there is an excess of tax cost over value	(2,631,493)

	Net unrealized appreciation	$21,935,217

(b)	Distribution of investments by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

	United States	46.7%
	Japan	15.3%
	United Kingdom	7.8%
	Switzerland	6.2%
	Ireland	4.1%
	Netherlands	2.4%
	South Korea	2.2%
	France	2.1%
	Canada	1.8%
	Sweden	1.8%
	Germany	1.6%
	Singapore	1.3%
	Israel	1.0%
	Hong Kong	1.0%
	United Arab Emirates	1.0%
	Other (individually less than 1%)	3.7%
		100.0%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of November 30, 2013, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks (U.S.)	$85,974,214	$-	$-	$85,974,214
Common Stocks (Foreign)	2,002,291	67,726,512	-	69,728,803
Total	$87,976,505	$67,726,512	$-	$155,703,017
Other Financial Instruments:
Written Options	(157,700)	-	-	(157,700)
Net Unrealized Appreciation On Forward Foreign Currency Contracts	-	723,454	-	723,454
Total	$(157,700)	$723,454	$-	$565,754

During the period ended November 30, 2013, there were no transfers between Levels 1, 2 and 3.

			Pioneer High Income Municipal Fund
			Schedule of Investments 11/30/2013

Principal Amount ($)	Floating Rate (b) (unaudited)	S&P/Moody's Ratings (unaudited)		Value
			MUNICIPAL BONDS - 101.0%
			Arizona - 0.8%
3,925,000		NR/NR	San Luis Facility Development Corp., 8.375%, 5/1/27	$3,405,173
750,000		NR/NR	The Industrial Development Authority of the County of Pima, 8.5%, 7/1/39	809,475
				$4,214,648
			California - 6.1%
4,000,000		NR/NR	California County Tobacco Securitization Agency, 5.0%, 6/1/47	$2,820,080
3,500,000		B-/NR	California County Tobacco Securitization Agency, 5.25%, 6/1/45	2,524,130
4,000,000		NR/B2	California County Tobacco Securitization Agency, 5.25%, 6/1/45	2,903,120
3,250,000		NR/B2	California County Tobacco Securitization Agency, 5.65%, 6/1/41	2,388,782
6,300,000		BB/NR	California Municipal Finance Authority, 6.0%, 7/1/42	5,931,576
3,230,000		BB/NR	California School Finance Authority, 7.125%, 10/1/48	3,203,869
3,000,000		BB+/NR	California School Finance Authority, 7.375%, 10/1/43	3,068,340
2,000,000		NR/NR	California Statewide Communities Development Authority, 7.5%, 6/1/42	2,137,940
315,559		NR/NR	California Statewide Communities Development Authority, 9.0%, 12/1/38 (e)	2,739
4,000,000		AA-/Aa3	Pittsburg Unified School District, 0.0%, 9/1/38 (c)	741,720
3,925,000		AA-/Aa3	Pittsburg Unified School District, 0.0%, 9/1/39 (c)	672,274
2,500,000		AA-/Aa3	Pittsburg Unified School District, 0.0%, 9/1/41 (c)	438,050
1,925,000		AA-/Aa3	Pittsburg Unified School District, 0.0%, 9/1/42 (c)	316,162
6,395,000		B-/Caa1	Tobacco Securitization Authority of Northern California, 5.375%, 6/1/38	4,678,774
				$31,827,556
			Colorado - 4.5%
2,000,000		B+/NR	Colorado Educational & Cultural Facilities Authority, 8.0%, 9/1/43	$1,961,820
5,000,000		B+/NR	Colorado Educational & Cultural Facilities Authority, 8.125%, 9/1/48	4,916,550
38,000,000		BBB/Baa2	E-470 Public Highway Authority, 0.0%, 9/1/40 (c)	8,027,500
1,500,000		BBB/Baa2	E-470 Public Highway Authority, 0.0%, 9/1/41 (c)	297,375
8,000,000		NR/NR	Kremmling Memorial Hospital District, 7.125%, 12/1/45	8,125,920
				$23,329,165
			Florida - 9.8%
5,000,000		NR/NR	Alachua County Health Facilities Authority, 8.125%, 11/15/46	$5,394,850
5,000,000		NR/NR	Capital Trust Agency, Inc., 7.375%, 1/1/48	4,015,350
11,000,000		NR/B1	Capital Trust Agency, Inc., 7.75%, 1/1/41	11,629,640
5,900,000		NR/NR	Collier County Industrial Development Authority, 14.0%, 5/15/15	5,951,389
3,740,000		NR/NR	County of Lake Florida, 7.125%, 11/1/42	3,293,631
1,820,000		NR/NR	County of Liberty Florida, 8.25%, 7/1/28 (e)	1,352,533
1,450,000		NR/NR	County of Palm Beach Florida, 0.0%, 6/1/16 (144A) (c)	1,450,000
2,290,000		NR/NR	County of Palm Beach Florida, 2.0%, 6/1/16	2,292,382
4,000,000		BB/NR	Lee County Industrial Development Authority Florida, 5.375%, 6/15/37	3,658,600
3,000,000		BB/NR	Lee County Industrial Development Authority Florida, 5.75%, 6/15/42	2,858,730
4,175,000		NR/NR	Sarasota County Health Facilities Authority, 5.625%, 7/1/27	3,837,744
2,285,000		NR/NR	Sarasota County Health Facilities Authority, 5.75%, 7/1/37	1,992,817
3,640,000		NR/NR	Sarasota County Health Facilities Authority, 5.75%, 7/1/45	3,083,881
				$50,811,547
			Georgia - 0.9%
2,500,000		B/NR	Clayton County Development Authority, 8.75%, 6/1/29	$2,900,825
2,000,000		NR/NR	Fulton County Residential Care Facilities for the Elderly Authority, 5.125%, 7/1/42	1,579,540
				$4,480,365
			Hawaii - 0.3%
400,000		NR/NR	State of Hawaii Department of Budget & Finance, 7.5%, 11/15/15	$400,968
1,000,000		NR/NR	State of Hawaii Department of Budget & Finance, 9.0%, 11/15/44	1,102,200
				$1,503,168
			Illinois - 9.2%
526,959		NR/NR	Illinois Finance Authority, 0.0%, 11/15/52 (c)	$169,249
526,959		NR/NR	Illinois Finance Authority, 0.0%, 11/15/52 (c)	110,398
2,634,795		NR/NR	Illinois Finance Authority, 0.0%, 11/15/52 (c)	100,017
7,000,000		NR/NR	Illinois Finance Authority, 5.625%, 2/15/37	6,086,080
485,000		NR/NR	Illinois Finance Authority, 7.0%, 11/15/17	467,899
950,000		NR/NR	Illinois Finance Authority, 7.0%, 11/15/27	850,696
710,000		NR/NR	Illinois Finance Authority, 7.0%, 11/15/27	636,863
5,085,000		NR/NR	Illinois Finance Authority, 7.625%, 5/15/25	5,289,773
1,750,000		NR/NR	Illinois Finance Authority, 8.0%, 5/15/30	1,637,965
3,295,000		NR/NR	Illinois Finance Authority, 8.0%, 5/15/40	3,389,830
965,000		NR/NR	Illinois Finance Authority, 8.0%, 5/15/46	990,244
10,000,000		NR/NR	Illinois Finance Authority, 8.125%, 2/15/40	9,456,900
2,250,000		BB/NR	Illinois Finance Authority, 8.125%, 5/15/40	2,065,005
11,135,000		BB/NR	Illinois Finance Authority, 8.25%, 5/15/45	10,329,717
4,213,653	4.00	NR/NR	Illinois Finance Authority, Floating Rate Note, 11/15/52	2,133,625
2,795,000		NR/NR	Southwestern Illinois Development Authority, 5.625%, 11/1/26	2,178,647
2,500,000		NR/NR	Southwestern Illinois Development Authority, 6.625%, 6/1/37	2,142,950
				$48,035,858
			Indiana - 6.5%
1,550,000		NR/NR	City of Carmel Indiana, 7.0%, 11/15/27	$1,564,291
1,750,000		NR/NR	City of Carmel Indiana, 7.0%, 11/15/32	1,735,440
6,000,000		NR/NR	City of Carmel Indiana, 7.125%, 11/15/42	5,903,040
5,950,000		NR/NR	City of Carmel Indiana, 7.125%, 11/15/47	5,812,317
3,500,000		NR/NR	City of Crown Point Indiana, 8.0%, 11/15/39	3,768,415
2,575,000		NR/NR	City of Terre Haute Indiana, 6.0%, 8/1/39	2,243,649
6,000,000		NR/NR	City of Valparaiso Indiana, 7.0%, 1/1/44	6,030,300
2,340,000		NR/NR	Vigo County Hospital Authority, 5.8%, 9/1/47 (144A)	2,164,009
4,000,000		BB/NR	Vigo County Hospital Authority, 8.0%, 9/1/41	4,440,040
				$33,661,501
			Iowa - 0.8%
1,315,000		NR/NR	Iowa Finance Authority, 5.0%, 11/15/21 (e)	$775,456
1,445,000		NR/NR	Iowa Finance Authority, 5.5%, 11/15/27 (e)	852,116
4,365,000		BB/NR	Iowa Finance Authority, 5.5%, 11/15/37 (e)	2,574,040
				$4,201,612
			Louisiana - 0.9%
5,800,000		NR/NR	Tensas Parish Law Enforcement District, 8.5%, 10/1/26 (e)	$4,599,632

			Maine - 1.4%
7,000,000		AA-/Aa3	Maine Turnpike Authority, 5.0%, 7/1/42	$7,282,170

			Maryland - 0.7%
4,115,000		NR/NR	County of Howard Maryland, 5.25%, 4/1/27	$3,677,329

			Massachusetts - 1.3%
1,116,746		NR/NR	Massachusetts Development Finance Agency, 0.0%, 11/15/56 (c)	$5,684
224,523		NR/NR	Massachusetts Development Finance Agency, 5.5%, 11/15/46	155,722
1,235,770		NR/NR	Massachusetts Development Finance Agency, 6.25%, 11/15/26	1,080,780
2,224,798		NR/NR	Massachusetts Development Finance Agency, 6.25%, 11/15/39	1,780,239
751,584		NR/NR	Massachusetts Development Finance Agency, 6.25%, 11/15/46	585,116
2,000,000		NR/NR	Massachusetts Development Finance Agency, 6.75%, 10/15/37	2,018,740
870,000		NR/NR	Massachusetts Development Finance Agency, 7.625%, 10/15/37	923,740
3,500,000		NR/NR	Massachusetts Health & Educational Facilities Authority, 6.5%, 1/15/38 (e)	11,235
				$6,561,256
			Michigan - 5.3%
5,485,000		BBB-/NR	Flint International Academy, 5.75%, 10/1/37	$5,218,484
4,560,000		NR/NR	Michigan Public Educational Facilities Authority, 5.875%, 6/1/37	4,068,478
290,000		BB/NR	Michigan Public Educational Facilities Authority, 7.25%, 4/1/20	307,986
2,020,000		BB/NR	Michigan Public Educational Facilities Authority, 8.0%, 4/1/40	2,126,959
1,750,000		NR/NR	Michigan State Hospital Finance Authority, 5.5%, 11/15/35	1,481,882
3,175,000		NR/NR	Michigan Strategic Fund, 7.25%, 1/1/39	3,236,309
4,000,000	6.62	NR/NR	Michigan Strategic Fund, Floating Rate Note, 11/1/41	3,871,480
7,135,000	6.75	A/A2	Michigan Strategic Fund, Floating Rate Note, 3/1/40	7,224,330
				$27,535,908
			Minnesota - 2.4%
10,000,000		NR/NR	Bloomington Port Authority, 9.0%, 12/1/35	$10,888,600
1,500,000		NR/NR	City of Brooklyn Park Minnesota, 9.25%, 3/1/39	1,648,020
				$12,536,620
			Missouri - 2.5%
5,920,000		BB/NR	Community Memorial Hospital District, 6.68%, 12/1/34	$5,625,954
4,500,000		NR/NR	Kirkwood Industrial Development Authority, 8.25%, 5/15/45	4,958,460
2,125,000		NR/NR	St Louis County Industrial Development Authority, 6.125%, 8/15/42	1,919,491
500,000		NR/Ca	St. Louis Industrial Development Authority, 7.2%, 12/15/28 (e)	154,340
1,365,000		NR/Ca	St. Louis Industrial Development Authority, 7.25%, 12/15/35 (e)	421,348
				$13,079,593
			New Jersey - 1.1%
6,000,000		NR/NR	New Jersey Economic Development Authority, 6.625%, 1/1/37	$5,947,020

			New York - 1.8%
10,000,000		NR/NR	The Erie County Industrial Development Agency, 9.25%, 10/1/30 (e)	$4,781,600
8,000,000		NR/NR	The Erie County Industrial Development Agency, 9.25%, 10/1/30 (e)	3,825,280
1,795,000		NR/NR	The Erie County Industrial Development Agency, 9.25%, 10/1/30 (e)	858,297
				$9,465,177
			Pennsylvania - 4.3%
4,800,000		CCC+/Caa2	Pennsylvania Economic Development Financing Authority, 6.0%, 6/1/31	$4,738,608
2,005,000		B-/Caa3	Pennsylvania Economic Development Financing Authority, 7.5%, 5/1/20	2,164,317
8,445,000		B-/Caa3	Pennsylvania Economic Development Financing Authority, 8.0%, 5/1/29	9,362,043
1,000,000		BB-/NR	Philadelphia Authority for Industrial Development, 6.5%, 6/15/33 (144A)	994,490
5,000,000		BB-/NR	Philadelphia Authority for Industrial Development, 6.75%, 6/15/43 (144A)	4,952,400
				$22,211,858
			Rhode Island - 2.0%
2,085,000		NR/NR	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$1,559,351
8,100,000		NR/NR	Rhode Island Health & Educational Building Corp., 8.375%, 1/1/46	8,869,257
				$10,428,608
			Texas - 17.7%
10,125,000	5.40	CC/C	Brazos River Authority, Floating Rate Note, 10/1/29	$303,649
234,442		NR/NR	Gulf Coast Industrial Development Authority, 7.0%, 12/1/36 (e)	2,108
1,290,000		A/Baa1	Harris County-Houston Sports Authority, 0.0%, 11/15/41 (c)	209,922
345,000		NR/NR	HFDC of Central Texas, Inc., 6.375%, 11/15/19	253,506
1,600,000		NR/NR	HFDC of Central Texas, Inc., 7.75%, 11/15/29	1,040,000
6,825,000		NR/NR	HFDC of Central Texas, Inc., 7.75%, 11/15/44	4,436,250
24,000,000		NR/NR	Jefferson County Industrial Development Corp. Texas, 8.25%, 7/1/32	24,543,836
1,455,000		BB/NR	Kinney County Public Facilities Corp., 7.0%, 11/1/25	1,360,134
3,820,000		NR/NR	Red River Health Facilities Development Corp., 12.0%, 12/14/17	3,818,090
2,000,000		NR/NR	Red River Health Facilities Development Corp., 8.0%, 11/15/46	2,110,160
24,000,000		NR/NR	Sanger Industrial Development Corp., 8.0%, 7/1/38	23,831,520
1,050,000		BB/Ba	Tarrant County Cultural Education Facilities Finance Corp., 7.5%, 11/15/16	1,050,662
1,775,000		BB/NR	Tarrant County Cultural Education Facilities Finance Corp., 8.0%, 11/15/28	1,776,562
2,250,000		NR/NR	Tarrant County Cultural Education Facilities Finance Corp., 8.0%, 11/15/29	2,342,925
120,000		NR/NR	Tarrant County Cultural Education Facilities Finance Corp., 8.0%, 11/15/34	127,058
5,000,000		NR/NR	Tarrant County Cultural Education Facilities Finance Corp., 8.125%, 11/15/39	5,179,250
8,350,000		NR/NR	Tarrant County Cultural Education Facilities Finance Corp., 8.125%, 11/15/44	8,832,046
5,000,000		NR/NR	Tarrant County Cultural Education Facilities Finance Corp., 8.25%, 11/15/44	4,955,500
5,000,000		NR/NR	Tarrant County Cultural Education Facilities Finance Corp., 8.25%, 11/15/44	5,189,500
1,000,000		NR/NR	Texas Midwest Public Facility Corp., 9.0%, 10/1/30 (e)	456,020
				$91,818,698
			Utah - 1.8%
1,510,000		NR/NR	Utah State Charter School Finance Authority, 7.25%, 5/15/21	$1,584,685
1,985,000		NR/NR	Utah State Charter School Finance Authority, 8.125%, 5/15/31	2,081,908
5,145,000		NR/NR	Utah State Charter School Finance Authority, 8.5%, 5/15/41	5,479,940
				$9,146,533
			Washington - 3.3%
7,500,000		NR/NR	Washington State Housing Finance Commission, 5.625%, 1/1/27	$6,846,750
9,160,000		NR/NR	Washington State Housing Finance Commission, 5.625%, 1/1/38	7,816,045
3,000,000		NR/NR	Washington State Housing Finance Commission, 6.75%, 10/1/47	2,716,200
				$17,378,995
			West Virginia - 7.3%
25,000,000		NR/NR	City of Philippi West Virginia, 7.75%, 10/1/44	$23,553,000
11,885,000		NR/NR	West Virginia Hospital Finance Authority, 9.125%, 10/1/41	14,162,760
				$37,715,760
			Wisconsin - 8.3%
14,382,500		NR/NR	Public Finance Authority, 7.0%, 10/1/42	$13,205,436
10,325,000		NR/NR	Public Finance Authority, 8.25%, 6/1/46	11,311,657
8,750,000		NR/NR	Public Finance Authority, 8.375%, 6/1/20	8,754,375
2,480,000		NR/NR	Public Finance Authority, 8.375%, 6/1/37	2,531,981
7,250,000		NR/NR	Public Finance Authority, 8.625%, 6/1/47	7,480,695
				$43,284,144
			TOTAL MUNICIPAL BONDS
			(Cost $535,265,758)	$524,734,721

			MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 0.0% †
1,175,000	0.00	NR/NR	Non-Profit Preferred Funding Trust I, Floating Rate Note, 9/15/37 (144A)	$235,000
			TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
			(Cost $1,172,418)	$235,000

			TOTAL INVESTMENT IN SECURITIES - 101.0%
			(Cost $536,438,176) (a) (d)	$524,969,721
			OTHER ASSETS & LIABILITIES - (1.0)%	$(5,018,332)
			TOTAL NET ASSETS - 100.0%	$519,951,389

†			Amount rounds to less than 0.1%.

NR			Not rated by either S&P or Moody's.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At November 30, 2013, the value of these securities amounted to $9,795,899 or 1.9% of total net assets.

(a)			At November 30, 2013, the net unrealized depreciation on investments based on
			cost for federal income tax purposes of $535,932,903 was as follows:

			Aggregate gross unrealized appreciation for all investments in which
			there is an excess of value over tax cost	$27,490,209

			Aggregate gross unrealized depreciation for all investments in which
			there is an excess of tax cost over value	(38,453,391)

			Net unrealized depreciation	$(10,963,182)

(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)			Security issued with a zero coupon. Income is earned through accretion of discount.

(d)			The concentration of investments by type of obligation/market sector is as follows:
			Revenue Bonds:
			Health	48.7%
			Pollution Control Revenue	19.2
			Education	12.1
			Various Revenues	9.2
			Transportation	5.6
			Special Revenues	3.4
			Housing	1.2
			Insured	0.5
			General Obligation	0.1
				100.0%
(e)			Security is in default and is non-income producing.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of November 30, 2013, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$524,734,721	$-	$524,734,721
Municipal Collateralized Debt Obligation	-	235,000	-	235,000
Total	$-	$524,969,721	$-	$524,969,721

During the period ended November 30, 2013, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust V

By (Signature and Title)* /s/ Daniel K. Kingsbury
                          -----------------------
                          Daniel K. Kingsbury, President

Date January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Daniel K. Kingsbury
                          -----------------------
                          Daniel K. Kingsbury, President

Date January 29, 2014

By (Signature and Title)* /s/ Mark Bradley
                          -----------------
                          Mark Bradley, Treasurer

Date January 29, 2014

* Print the name and title of each signing officer under his or her signature.